RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Financial Risk Management Explanatory [Line Items]
Disclosure of credit risk exposure [text block]

Account
Assets	December 31, 2018		December 31, 2017 (1)
Cash and cash equivalents (**)	Ps.	21,955,901	Ps.	16,531,811
Debt securities held for trading		3,762,978		2,650,536
Debt securities FVTPL		31,256		—
Debt securities FVOCI (2017 – available-for-sale)		18,935,757		17,790,127
Debt securities at amortized cost (2017 – held-to-maturity)		2,972,616		2,899,039
Derivatives instruments		768,686		328,392
Hedging derivatives		30,138		55,261
Loans
Commercial		102,408,977		99,428,894
Consumer		55,455,064		50,382,895
Mortgage		18,592,103		16,151,299
Microcredit		425,697		409,688
Other accounts receivable FVTPL		2,488,414		2,282,611
Other accounts receivable at amortized cost		7,069,120		4,466,134
Total financial assets with credit risk	Ps.	234,896,707	Ps.	213,376,687
Financial instruments with credit risk outside of the statement of financial position at its nominal value
Financial guarantees and letters of credit		3,446,601		3,495,921
Credit commitments		27,479,080		23,727,317
Total exposure to credit risk outside of the statement of financial position	Ps.	30,925,681	Ps.	27,223,238
Total maximum exposure to credit risk	Ps.	265,822,388	Ps.	240,599,925

(**)   Not including funds in custody by the entity (cash, tellers, vaults), because there is no credit risk regarding Grupo Aval entities.

(1)    Grupo Aval has initially adopted IFRS 15 and IFRS 9 as of January 1, 2018. According to the transition methods chosen, comparative information is not restated. See Note 2.5

Disclosure of financial assets [text block]

December 31, 2018

	Balance in Statement		Leasing presentation		Balance according to
Portfolio segment	of financial position		adjustment		disclosure
Commercial	Ps.	102,408,977	Ps.	(9,858,952)	Ps.	92,550,025
Consumer		55,455,064		(254,483)		55,200,581
Residential mortgage		18,592,103		(1,312,741)		17,279,362
Microcredit		425,697		—		425,697
Financial leasing		—		11,426,176		11,426,176
Total portfolio	Ps.	176,881,841	Ps.	—	Ps.	176,881,841

December 31, 2017

	Balance in Statement		Leasing presentation		Balance according to
Portfolio segment	of financial position		adjustment		disclosure
Commercial	Ps.	99,428,894	Ps.	(9,892,400)	Ps.	89,536,494
Consumer		50,382,895		(226,764)		50,156,131
Residential mortgage		16,151,299		(1,047,766)		15,103,533
Microcredit		409,688		—		409,688
Financial Leasing		—		11,166,930		11,166,930
Total portfolio	Ps.	166,372,776	Ps.	—	Ps.	166,372,776

Description of detailed information about investments subject to value at risk [Text Block]

December 31, 2018

		Other currencies	Total in
	U.S. dollars	converted to U.S.	Colombian pesos
Account	(Millions)	dollars (Millions)	(Millions)
Financial assets
Cash and cash equivalents	4,859	1,075	19,297,896
Investments in debt securities at fair value through profit or loss	121	15	441,801
Investments in debt securities at fair value through OCI	2,201	589	9,068,739
Investments in debt securities at amortized cost	10	—	32,321
Loan portfolio financial assets at amortized cost	15,923	4,706	67,023,090
Trading derivatives	222	1	725,433
Hedge derivatives	9	—	30,138
Other accounts receivable	246	176	1,370,820
Total financial assets	23,591	6,562	97,990,238

		Other currencies	Total in
	U.S. dollars	converted to U.S.	Colombian pesos
Account	(Millions)	dollars (Millions)	(Millions)
Financial liabilities
Trading derivatives	236	3	776,162
Hedge derivatives	60	—	195,539
Customer deposits	14,914	5,077	64,971,825
Financial obligations	9,457	666	32,899,230
Accounts payable	442	—	1,437,447
Total financial liabilities	25,109	5,746	100,280,203
Net financial asset (liability) position	(1,518)	816	(2,289,965)

December 31, 2017

		Other currencies	Total in
	U.S. dollars	converted to U.S.	Colombian pesos
Account	(Millions)	dollars (Millions)	(Millions)
Financial assets
Cash and cash equivalents	3,541	1,052	13,706,552
Investments in debt securities held for trading	134	24	470,430
Investments in securities available-for-sale	2,564	631	9,532,417
Investments in debt securities held-to-maturity	17	—	50,695
Loan portfolio financial assets at amortized cost	16,217	4,500	61,817,662
Trading derivatives	91	1	274,691
Hedge derivatives	19	—	55,261
Other accounts receivable	161	202	1,083,678
Total financial assets	22,744	6,410	86,991,386

		Other currencies	Total in
	U.S. dollars	converted to U.S.	Colombian pesos
Account	(Millions)	dollars (Millions)	(Millions)
Financial liabilities
Trading derivatives	85	1	256,865
Hedge derivatives	5	—	13,464
Customer deposits	14,572	4,909	58,087,999
Financial obligations	8,624	690	27,808,291
Accounts payable	437	—	1,304,929
Total financial liabilities	23,723	5,600	87,471,548
Net financial asset (liability) position	(979)	810	(480,162)

Disclosure of internal credit grades [text block]

.

	December 31, 2018								December 31,
	Stage 1		Stage 2		Stage 3		Total		2017 (1)
Commercial
“A” Normal risk	Ps.	83,532,853	Ps.	195,949	Ps.	183,263	Ps.	83,912,065	Ps.	82,217,135
“B” Acceptable risk		565,266		1,220,838		491,062		2,277,166		2,093,079
“C” Appreciable risk		88,802		227,429		2,680,090		2,996,321		2,735,103
“D” Significant risk		1,290		36,295		1,548,951		1,586,536		1,620,293
“E” Risk of nonrecoverability		3,008		10,350		1,764,579		1,777,937		870,884
Commercial portfolio gross balance	Ps.	84,191,219	Ps.	1,690,861	Ps.	6,667,945	Ps.	92,550,025	Ps.	89,536,494
Consumer
“A” Normal risk		47,782,665		1,815,283		19,295		49,617,243		45,794,015
“B” Acceptable risk		799,326		1,004,173		12,805		1,816,304		1,364,520
“C” Appreciable risk		128,850		1,149,796		458,474		1,737,120		1,232,881
“D” Significant risk		23,896		228,509		1,070,538		1,322,943		1,256,089
“E” Risk of nonrecoverability		6,568		37,819		662,584		706,971		508,626
Consumer portfolio gross balance	Ps.	48,741,305	Ps.	4,235,580	Ps.	2,223,696	Ps.	55,200,581	Ps.	50,156,131
Mortgage
“A” Normal risk		15,478,116		563,066		20,965		16,062,147		14,208,051
“B” Acceptable risk		72,557		337,093		3,059		412,709		324,925
“C” Appreciable risk		13,547		418,754		35,318		467,619		326,237
“D” Significant risk		151		11,632		101,164		112,947		79,707
“E” Risk of nonrecoverability		1,686		5,196		217,058		223,940		164,613
Mortgage portfolio gross balance	Ps.	15,566,057	Ps.	1,335,741	Ps.	377,564	Ps.	17,279,362	Ps.	15,103,533
Microcredit
“A” Normal risk		344,424		2,897		194		347,515		341,194
“B” Acceptable risk		162		10,542		—		10,704		11,871
“C” Appreciable risk		71		7,519		—		7,590		6,742
“D” Significant risk		35		2,980		5,671		8,686		7,342
“E” Risk of nonrecoverability		31		1,436		49,735		51,202		42,539
Microcredit portfolio gross balance	Ps.	344,723	Ps.	25,374	Ps.	55,600	Ps.	425,697	Ps.	409,688
Financial leasing
“A” Normal risk		9,818,788		79,008		26,299		9,924,095		9,874,243
“B” Acceptable risk		267,541		183,862		61,275		512,678		489,323
“C” Appreciable risk		45,418		56,561		217,937		319,916		394,534
“D” Significant risk		178		10,403		477,820		488,401		309,726
“E” Risk of nonrecoverability		446		114		180,526		181,086		99,104
Financial leasing portfolio gross balance	Ps.	10,132,371		329,948		963,857		11,426,176	Ps.	11,166,930
Gross balance of financial assets per credit portfolio	Ps.	158,975,675	Ps.	7,617,504	Ps.	10,288,662	Ps.	176,881,841	Ps.	166,372,776
(1)	Grupo Aval has initially adopted IFRS 15 and IFRS 9 as of January 1, 2018. According to the transition methods chosen, comparative information is not restated. See Note 2.5 (B)

Disclosure of Detailed information on Credit Worthiness [Text Block]

	December 31, 2018		December 31, 2017
Investment grade	Ps.	13,988,666	Ps.	9,391,266
Central bank		3,794,411		3,820,538
Financial entities		10,194,255		5,570,728
Speculative grade		7,707,990		6,679,084
Central bank		7,264,128		5,993,380
Financial entities		443,862		685,704
Without grade or not available		259,245		461,461
Central bank		2,338		1,469
Financial entities		256,907		459,909
Others		—		83
Cash and cash equivalent with third parties	Ps.	21,955,901	Ps.	16,531,811
Cash held by entity (**)		6,445,382		5,805,027
Total	Ps.	28,401,283	Ps.	22,336,838

(**)   Cash held by each Grupo Aval’s bank in custody in vaults, ATMs and cash.

Disclosure Of Segmentation Of Accounts Receivable [Table Text Block]

	December 31, 2018								December 31,
	Stage 1		Stage 2		Stage 3		Total		2017
Segmentation
Contributions	Ps.	71,903	Ps.	—	Ps.	—	Ps.	71,903	Ps.	130,552
Gas		232,445		134,519		77,693		444,657		375,914
Energy		37,455		3,563		98,154		139,172		99,841
Other accounts receivable		54,046		—		—		54,046		126,253
Total segmentation	Ps.	395,849	Ps.	138,082	Ps.	175,847	Ps.	709,778	Ps.	732,560

(1)    Grupo Aval has initially adopted IFRS 15 and IFRS 9 as of January 1, 2018. According to the transition methods chosen, comparative information is not restated. See Note 2 (2.5).

Disclosure Of Exposure To Credit Risk And ECLs For Other Accounts Receivables And Contract Assets For Corporate Customers [Table Text Block]

	Weighted-	Gross
	average loss	carrying		Loss		Credit-
December 31, 2018	rate	amount		allowance		impaired
0–30 days past due	1.15%		2,846,086		32,622	—
31–60 days past due	6.70%		111,636		7,485	—
61–90 days past due	9.39%		31,625		2,970	—
More than 90 days past due	47.32%		398,495		188,583	398,495
		Ps.	3,387,842	Ps.	231,660

Disclosure of assets and liabilities exposed to trading risk [Text Block]

	Total		Central counterparties
	Notional	Fair	Notional	Fair
	amount	value	amount	value
2018
Derivative assets	34,950,958	768,686	5,997,311	—
Derivative liabilities	31,237,110	811,305	1,977,284	32
2017
Derivative assets	31,835,928	328,392	4,558,472	—
Derivative liabilities	29,015,306	298,665	5,324,037	—

Hedge derivatives

	Total		Central counterparties
	Notional	Fair	Notional	Fair
	amount	value	amount	value
2018
Derivative assets	2,493,849	30,138	1,280,402	—
Derivative liabilities	8,722,602	195,539	4,601,646	—
2017
Derivative assets	4,233,151	55,261	1,632,248	—
Derivative liabilities	3,377,903	13,464	1,541,236	—

Disclosure of Loans and Advances by Range of Loan to Value Ratio [Table Text Block]

	December 31, 2018		December 31, 2017
LTV ratio
Less than 50%	Ps.	6,414,097	Ps.	5,243,564
51 – 70%		6,678,883		5,912,568
71 – 90%		4,890,501		4,412,544
91 – 100%		426,810		419,521
More than 100%		181,812		163,102
Total	Ps.	18,592,103	Ps.	16,151,299

Credit-impaired mortgage loans

	December 31, 2018		December 31, 2017
LTV ratio
Less than 50%	Ps.	99,462	Ps.	74,258
51 – 70%		146,568		108,222
More than 70%		177,821		131,990
Total	Ps.	423,851	Ps.	314,469

Disclosure of Detailed Information on Credit Portfolio [Text Block]

									Finance
December 31, 2018	Commercial		Consumer		Mortgages		Microcredit		Leases (1)		Total
Unsecured credits	Ps.	49,721,150	Ps.	47,305,167	Ps.	3,572	Ps.	289,518	Ps.	44,221	Ps.	97,363,628
Loans secured by other banks		362,128		7,378		—		—		6,102		375,608
Collateralized credits:
Mortgages		506,687		68,191		17,200,445		4,040		4,644		17,784,007
Other real estate		15,943,414		1,428,950		4,432		542		116,884		17,494,222
Investments in equity instruments		502,408		553		—		—		—		502,961
Deposits in cash or cash equivalents		1,147,457		156,229		—		—		—		1,303,686
Leased machineries and vehicles		—		—		—		—		9,221,950		9,221,950
Fiduciary agreements, standby letters and guarantee funds		9,316,479		38,516		70,174		97,946		361,515		9,884,630
Pledged income		3,262,967		303		—		—		10,397		3,273,667
Pledges		3,316,543		5,773,201		477		668		6,379		9,097,268
Other assets		8,470,792		422,093		262		32,983		1,654,084		10,580,214
Total gross loan portfolio	Ps.	92,550,025	Ps.	55,200,581	Ps.	17,279,362	Ps.	425,697	Ps.	11,426,176	Ps.	176,881,841

									Finance
December 31, 2017	Commercial		Consumer		Mortgages		Microcredit		Leases (1)		Total
Unsecured credits	Ps.	51,074,506	Ps.	42,566,151	Ps.	6,859	Ps.	275,701	Ps.	52,179	Ps.	93,975,396
Loans secured by other banks		350,562		4,284		—		—		4,803		359,649
Collateralized credits:
Mortgages		865,857		62,174		15,025,672		4,811		6,127		15,964,641
Other real estate		13,126,277		1,248,808		4,290		1,168		120,909		14,501,452
Investments in equity instruments		433,041		1,077		—		—		—		434,118
Deposits in cash or cash equivalents		2,172,911		141,891		—		101		—		2,314,903
Leased machineries and vehicles		—		—		—		—		9,151,139		9,151,139
Fiduciary agreements, standby letters and guarantee funds		8,129,469		36,204		64,250		102,698		364,938		8,697,559
Pledged income		3,032,277		266		22		—		11,478		3,044,043
Pledges		3,859,626		5,728,752		1,597		1,290		20,452		9,611,717
Other assets		6,491,968		366,524		843		23,919		1,434,905		8,318,159
Total gross loan portfolio	Ps.	89,536,494	Ps.	50,156,131	Ps.	15,103,533	Ps.	409,688	Ps.	11,166,930	Ps.	166,372,776
(1)	See Note 4.1.1

Schedule of loss allowance

The table below shows the loss allowance balances as of December 31, 2018 and 2017.

	December 31, 2018
	Stage 1		Stage 2		Stage 3
			Lifetime		Lifetime
			ECL not		ECL
	12-month		credit-		credit-		Simplified				December 31, 2017
	ECL		impaired		impaired		approach		Total		(1)
Loan portfolio
Loan commercial portfolio	Ps.	695,728	Ps.	190,633	Ps.	3,051,088	Ps.	—	Ps.	3,937,449	Ps.	2,659,322
Loan consumer portfolio		998,390		890,556		1,553,365		—		3,442,311		2,456,791
Loan mortgage portfolio		35,187		73,461		148,595		—		257,243		130,882
Loan microcredit portfolio		23,348		11,962		52,867		—		88,177		74,167
Loan financial leasing portfolio		72,221		30,434		368,352		—		471,007		297,319
Total loan portfolio	Ps.	1,824,874	Ps.	1,197,046	Ps.	5,174,267	Ps.	—	Ps.	8,196,187	Ps.	5,618,481
Investments in debt securities at amortized cost		71		—		—		—		71		—
Other accounts receivable		19,700		11,561		66,327		159,303		256,891		226,862
Total loss allowance financial assets at amortized cost	Ps.	1,844,645	Ps.	1,208,607	Ps.	5,240,594	Ps.	159,303	Ps.	8,453,149	Ps.	5,845,343

Investments in debt securities at FVOCI		20,757		31,980		46,280		—		99,017		71,708
Loan commitments and financial guarantee contracts		40,715		14,358		4,355		—		59,428		29,675
Total loss allowance	Ps.	1,906,117	Ps.	1,254,945	Ps.	5,291,229	Ps.	159,303	Ps.	8,611,594	Ps.	5,946,726

(1)    Grupo Aval has initially adopted IFRS 15 and IFRS 9 as of January 1, 2018. According to the transition methods chosen, comparative information is not restated. See Notes 2 (2.5) (B).

Disclosure of detailed information about reconciliation of changes in allowance account for credit losses of financial assets [Text Block]

									Financial
	Commercial		Consumer		Mortgage		Microcredit		Leasing		Total
Balance as of December 31, 2015	Ps.	1,679,229	Ps.	1,679,147	Ps.	95,102	Ps.	49,206	Ps.	215,640	Ps.	3,718,324
Allowance of the period charged to profit or loss		1,522,077		3,088,950		75,059		72,917		225,498		4,984,501
Recovery of provisions with partial payment to profit or loss		(857,465)		(976,258)		(37,863)		(18,119)		(162,033)		(2,051,738)
Charge-offs of the year		(495,326)		(1,759,896)		(15,828)		(28,703)		(55,234)		(2,354,987)
Exchange differences		(33,571)		(9,118)		7,630		(12,164)		12,567		(34,656)
Balance as of December 31, 2016	Ps.	1,814,944	Ps.	2,022,825	Ps.	124,100	Ps.	63,137	Ps.	236,438	Ps.	4,261,444
Allowance of the period charged to profit or loss		1,825,905		3,403,092		81,189		64,627		222,043		5,596,856
Recovery of provisions with partial payment to profit or loss		(584,091)		(780,874)		(28,051)		(29,237)		(112,671)		(1,534,924)
Charge-offs of the year		(400,653)		(2,165,857)		(45,918)		(24,360)		(46,754)		(2,683,542)
Sale of portfolio		—		(24,503)		—		—		—		(24,503)
Exchange differences		3,217		2,108		(438)		—		(1,737)		3,150
Balance as of December 31, 2017	Ps.	2,659,322	Ps.	2,456,791	Ps.	130,882	Ps.	74,167	Ps.	297,319	Ps.	5,618,481

Disclosure of impairment of assets [text block]

December 31, 2017

Gross balance of financial assets for credit portfolio:	Commercial		Consumer		Mortgage		Microcredit		Financial Leasing		Total
Loans assessed individually (1)	Ps.	49,846,935	Ps.	51,768	Ps.	14,934	Ps.	—	Ps.	5,444,122	Ps.	55,357,759
Loans assessed collectively		39,689,559		50,104,363		15,088,599		409,688		5,722,808		111,015,017
Total gross value of portfolio	Ps.	89,536,494	Ps.	50,156,131	Ps.	15,103,533	Ps.	409,688	Ps.	11,166,930	Ps.	166,372,776

									Financial
Impairment provision:	Commercial		Consumer		Mortgage		Microcredit		Leasing		Total
Loans assessed individually	Ps.	1,363,315	Ps.	70	Ps.	781	Ps.	—	Ps.	126,867	Ps.	1,491,033
Loans assessed collectively		1,296,007		2,456,721		130,101		74,167		170,452		4,127,448
Total impairment provision	Ps.	2,659,322	Ps.	2,456,791	Ps.	130,882	Ps.	74,167	Ps.	297,319	Ps.	5,618,481
(1)

Loans individually evaluated for impairment that are not considered impaired, additionally are evaluated collectively for impairment according to historical losses experience adjusted to reflect current economic conditions.

Portfolio of impaired loans assessed individually for impairment

The detailed information as of December 31, 2017 as follows:

	December 31, 2017
	Gross Amount Registered		Collateral Guarantees		Allowance Recognized
Without recognized provision
Commercial	Ps.	180,527	Ps.	242,366	Ps.	—
Financial leasing		186,725		564,540		—
Subtotal	Ps.	367,252	Ps.	806,906	Ps.	—

With recognized provision
Commercial	Ps.	3,972,638	Ps.	228,667	Ps.	1,363,315
Consumer		233		—		70
Residential mortgage		1,907		—		781
Financial leasing		599,747		161,309		126,867
Subtotal	Ps.	4,574,525	Ps.	389,976	Ps.	1,491,033
Totals
Commercial		4,153,165		471,033		1,363,315
Consumer		233		—		70
Residential mortgage		1,907		—		781
Financial leasing		786,472		725,849		126,867
Total	Ps.	4,941,777	Ps.	1,196,882	Ps.	1,491,033

Disclosure of detailed information about portfolio of loans assessed individually for impairment [Text Block]

	December 31, 2018
	Gross Amount Registered		Collateral Guarantees		Allowance Recognized
Without recognized provision
Commercial	Ps.	85,531	Ps.	126,642	Ps.	—
Financial leasing		115,881		320,797		—
Subtotal	Ps.	201,412	Ps.	447,439	Ps.	—

With recognized provision
Commercial	Ps.	5,788,368	Ps.	511,605	Ps.	2,195,263
Consumer		2,604		560		1,813
Financial leasing		659,499		243,023		231,056
Subtotal	Ps.	6,450,471	Ps.	755,188	Ps.	2,428,132
Totals
Commercial		5,873,899		638,247		2,195,263
Consumer		2,604		560		1,813
Financial leasing		775,380		563,820		231,056
Total	Ps.	6,651,883	Ps.	1,202,627	Ps.	2,428,132

Disclosure Of Detailed Information About Movements Of Allowance [Text Block]

	December 31, 2017		December 31, 2016
Balance at the beginning of the year	Ps.	195,078	Ps.	194,450
Provision charged to profit or loss		98,024		105,942
Recovery for partial payments from the clients		(18,383)		(32,514)
Charge-offs		(48,171)		(72,120)
Exchange gains (losses) in foreign currency		314		(680)
Balance at the end of the year	Ps.	226,862	Ps.	195,078

Disclosure of Detailed Information on Credit Portfolio by Economic Sector [Text Block]

Sector	December 31, 2018%			December 31, 2017%
Consumer services	Ps.	78,976,887	45%	Ps.	70,947,936	43%
Commercial services		41,160,951	23%		38,788,363	23%
Construction		11,093,895	6%		10,313,655	7%
Food, beverage and tobacco		8,128,767	5%		8,165,975	5%
Transportation and communications		7,117,087	4%		7,566,374	5%
Public services		6,123,390	4%		5,421,328	3%
Chemical production		5,614,918	3%		5,672,310	3%
Other industrial and manufacturing products		4,859,538	3%		4,469,427	3%
Agricultural		4,201,518	2%		3,940,981	2%
Government		3,868,987	2%		3,579,838	2%
Trade and tourism		2,353,139	1%		2,182,437	1%
Other		2,288,046	1%		2,946,964	2%
Mining products and oil		1,094,718	1%		2,377,188	1%
Total of each economic sector	Ps.	176,881,841	100%	Ps.	166,372,776	100%

Disclosure of Detailed Information on Credit Portfolio by Geographical Area [Text Block]

December 31, 2018		Commercial		Consumer		Mortgages		Microcredit		Finance leases (1)		Total
Colombia	Ps.	63,694,588	Ps.	35,912,585	Ps.	6,672,612	Ps.	425,697	Ps.	10,466,569	Ps.	117,172,051
Costa Rica		4,860,338		5,190,354		4,343,247		—		802,601		15,196,540
Panamá		5,464,198		5,618,362		2,381,741		—		109,927		13,574,228
Guatemala		5,536,851		2,593,606		1,617,341		—		31,786		9,779,584
Honduras		3,528,929		2,085,005		857,799		—		3,247		6,474,980
El Salvador		2,214,411		2,636,766		969,731		—		6,630		5,827,538
United States		4,549,526		742		—		—		—		4,550,268
Nicaragua		1,947,643		1,163,054		436,891		—		5,416		3,553,004
Other countries		753,541		107		—		—		—		753,648
Total gross loan portfolio	Ps.	92,550,025	Ps.	55,200,581	Ps.	17,279,362	Ps.	425,697	Ps.	11,426,176	Ps.	176,881,841
(1)	See Note 4.1.1

December 31, 2017	Commercial		Consumer		Mortgages		Microcredit		Finance leases (1)		Total
Colombia	Ps.	61,960,497	Ps.	32,878,650	Ps.	5,674,640	Ps.	409,688	Ps.	10,289,156	Ps.	111,212,631
Costa Rica		3,833,906		4,848,689		3,868,474		—		712,686		13,263,755
Panamá		4,877,646		4,852,539		2,154,504		—		121,838		12,006,527
Guatemala		4,807,329		2,264,791		1,365,197		—		24,200		8,461,517
United States		6,433,333		736		10		—		—		6,434,079
Honduras		2,794,260		1,736,449		740,113		—		3,251		5,274,073
El Salvador		1,746,193		2,267,152		897,404		—		9,747		4,920,496
Nicaragua		2,228,138		1,307,042		403,191		—		6,052		3,944,423
Other countries		855,192		83		—		—		—		855,275
Total gross loan portfolio	Ps.	89,536,494	Ps.	50,156,131	Ps.	15,103,533	Ps.	409,688	Ps.	11,166,930	Ps.	166,372,776
(1)	See Note 4.1.1

Disclosure of detailed information about classification of loan portfolio by type of currency [Text Block]

December 31, 2018	Colombian Pesos		Foreign currency		Total
Commercial	Ps.	57,651,220	Ps.	34,898,805	Ps.	92,550,025
Consumer		35,848,422		19,352,159		55,200,581
Residential mortgage		6,672,423		10,606,939		17,279,362
Microcredit		425,697		—		425,697
Financial leasing (1)		9,260,989		2,165,187		11,426,176
Total gross loan portfolio	Ps.	109,858,751	Ps.	67,023,090	Ps.	176,881,841

December 31, 2017	Colombian Pesos		Foreign currency		Total
Commercial	Ps.	56,516,054	Ps.	33,020,440	Ps.	89,536,494
Consumer		32,822,355		17,333,776		50,156,131
Residential mortgage		5,674,639		9,428,894		15,103,533
Microcredit		409,688		—		409,688
Financial leasing (1)		9,132,401		2,034,529		11,166,930
Total gross loan portfolio	Ps.	104,555,137	Ps.	61,817,639	Ps.	166,372,776

(1)    See Note 4.1.1

Disclosure of Detailed Information about Investment in Debt Securities by Location [Table Text Block]

	As of December 31,
	2018		2017
Colombia	Ps.	18,047,109	Ps.	15,887,882
United States of America		2,412,555		1,801,922
Costa Rica		1,674,052		1,401,805
Guatemala		999,544		964,201
Panama		813,711		1,052,712
Honduras		586,275		531,227
Brazil		424,339		698,573
Peru		352,795		331,874
Chile		150,239		223,648
Multilateral – Bladex (Foreign Trade Bank of Latin America)		87,500		73,088
Nicaragua		64,918		148,784
El Salvador		40,890		79,850
Multilateral – Andean Development Corporation (Corporacion Andina de Fomento)		31,156		31,798
Mexico		13,761		24,695
BAC San Jose Liquid Fund (BAC San Jose Fondo Liquido – Riesgo Pais Mixto)		3,763		15,494
Netherlands		—		31,760
Puerto Rico		—		23,830
Switzerland		—		16,558
Total investments	Ps.	25,702,607	Ps.	23,339,701

Disclosure of Detailed Information about Investment in Debt Securities by Sovereign Risk [Table Text Block]

Below is the detail of Grupo Aval’s sovereign debt portfolio issued by Central Governments per country:

	December 31, 2018			December 31, 2017
			%			%
Investment grade (1)
Colombia	Ps.	12,796,415	80.27%	Ps.	10,716,568	82.81%
Panama		550,674	3.45%		617,126	4.78%
USA		415,412	2.61%		57,120	0.44%
Chile		32,999	0.20%		24,932	0.19%
	Ps.	13,795,500	86.53%	Ps.	11,415,746	88.22%
Speculative (2)
Costa Rica		1,437,850	9.02%		1,018,737	7.87%
Honduras		402,275	2.52%		372,237	2.88%
Guatemala		265,932	1.67%		56,808	0.44%
El Salvador		40,890	0.26%		76,682	0.59%
Nicaragua		—	0.00%		550	0.00%
	Ps.	2,146,947	13.47%	Ps.	1,525,014	11.78%
	Ps.	15,942,447	100.00%	Ps.	12,940,760	100.00%

Below is the detail of Grupo Aval’s debt portfolio issued by Central Banks:

	December 31, 2018				December 31, 2017
			%			%
Investment Grade (1)	Ps.	—	0%	Ps.	—	0%

Speculative (2)
Guatemala	Ps.	686,970	60.02%		876,271	63.00%
Costa Rica		208,766	18.24%	Ps.	207,474	14.92%
Honduras		184,000	16.07%		158,990	11.43%
Nicaragua		64,918	5.67%		148,234	10.66%
	Ps.	1,144,654	100.00%	Ps.	1,390,969	100.00%
Total sovereign risk	Ps.	17,087,101		Ps.	14,331,729
(1)	Investment grade includes the risk rating of Fitch Ratings Colombia S.A o F1+ to F3, BRC of Colombia from BRC 1+ to BRC 3 and Standard & Poor’s from A1 to A3.

Speculative or non-investment grade level includes the risk rating of Fitch Ratings Colombia S.A. from B to E, BRC de Colombia from BRC 4 to BRC 6 and Standard & Poor’s from B1 to D.

Disclosure of Detailed Information on Credit Portfolio by restructuring [Text Block]

Restructured loans	December 31, 2018		December 31, 2017
Local	Ps.	2,693,018	Ps.	2,674,637
Foreign		1,275,565		643,756
Total restructured	Ps.	3,968,583	Ps.	3,318,393

Disclosure of Detailed Information on Foreclosed Assets [Text Block]

	December 31, 2018		December 31, 2017
Foreclosed assets received	Ps.	188,245	Ps.	106,030
Foreclosed assets sold		52,785		64,038

Disclosure Of Detailed Information About Commitments In Unused Lines Of Credit [Text Block]

Loan commitments and financial guarantee contracts

	December 31, 2018		December 31, 2017
	Notional amount		Notional amount
Guarantees	Ps.	3,446,601	Ps.	3,495,921
Unused letters of credit		1,186,691		1,177,697
Unused limits of overdrafts		306,740		75,225
Unused credit card limits		20,816,061		18,025,620
Other		5,169,588		4,448,775
Total	Ps.	30,925,681	Ps.	27,223,238

Disclosure Of Detailed Information About Credit Commitments By Currency [Text Block]

	December 31, 2018		December 31, 2017
Colombian Pesos	Ps.	14,918,915	Ps.	10,271,676
U.S. dollars		12,885,921		16,589,399
Euro		2,892,670		85,887
Other		228,175		276,276
Total	Ps.	30,925,681	Ps.	27,223,238

Disclosure of Break Down of Financial Assets and Liabilities Exposed to Trading Risk [Table Text Block]

Account	December 31, 2018		December 31, 2017 (1)
Financial assets
Debt financial assets
Trading	Ps.	3,762,978	Ps.	2,650,536
Investments in debt securities at FVTPL		31,256		—
Investments in debt securities at FVOCI (at 2017 Available for sale (1))		18,935,757		17,790,127
Total debt securities	Ps.	22,729,991	Ps.	20,440,663
Derivative instruments	Ps.	768,686	Ps.	328,392
Hedging derivatives		30,138		55,261
		798,824		383,653
Total financial assets	Ps.	23,528,815	Ps.	20,824,316
Liabilities
Derivative instruments		811,305		298,665
Hedging derivatives		195,539		13,464
Total financial liabilities		1,006,844		312,129
Net position	Ps.	22,521,971	Ps.	20,512,187

(1)    Grupo Aval has initially adopted IFRS 15 and IFRS 9 as of January 1, 2018. According to the transition methods chosen, comparative information is not restated. See Notes 2.5

Disclosure of Detailed Information about Financial Subsidiaries Risk [Text Block]

	December 31, 2018		December 31, 2017
		Basis points of		Basis points of
Bank	Value	regulatory capital	Value	regulatory capital
Banco Bogotá	924,767	116	829,846	109
Banco de Occidente	189,871	75	184,223	56
Banco Popular	162,888	93	125,265	79
Banco AV Villas	37,942	41	18,394	20
Corficolombiana	219,656	12	159,214	9

Disclosure of Detailed Information about Foreign Currency Assets and Liabilities [Text Block]

December 31, 2018

		Other currencies	Total in
	U.S. dollars	converted to U.S.	Colombian pesos
Account	(Millions)	dollars (Millions)	(Millions)
Financial assets
Cash and cash equivalents	4,859	1,075	19,297,896
Investments in debt securities at fair value through profit or loss	121	15	441,801
Investments in debt securities at fair value through OCI	2,201	589	9,068,739
Investments in debt securities at amortized cost	10	—	32,321
Loan portfolio financial assets at amortized cost	15,923	4,706	67,023,090
Trading derivatives	222	1	725,433
Hedge derivatives	9	—	30,138
Other accounts receivable	246	176	1,370,820
Total financial assets	23,591	6,562	97,990,238

		Other currencies	Total in
	U.S. dollars	converted to U.S.	Colombian pesos
Account	(Millions)	dollars (Millions)	(Millions)
Financial liabilities
Trading derivatives	236	3	776,162
Hedge derivatives	60	—	195,539
Customer deposits	14,914	5,077	64,971,825
Financial obligations	9,457	666	32,899,230
Accounts payable	442	—	1,437,447
Total financial liabilities	25,109	5,746	100,280,203
Net financial asset (liability) position	(1,518)	816	(2,289,965)

December 31, 2017

		Other currencies	Total in
	U.S. dollars	converted to U.S.	Colombian pesos
Account	(Millions)	dollars (Millions)	(Millions)
Financial assets
Cash and cash equivalents	3,541	1,052	13,706,552
Investments in debt securities held for trading	134	24	470,430
Investments in securities available-for-sale	2,564	631	9,532,417
Investments in debt securities held-to-maturity	17	—	50,695
Loan portfolio financial assets at amortized cost	16,217	4,500	61,817,662
Trading derivatives	91	1	274,691
Hedge derivatives	19	—	55,261
Other accounts receivable	161	202	1,083,678
Total financial assets	22,744	6,410	86,991,386

		Other currencies	Total in
	U.S. dollars	converted to U.S.	Colombian pesos
Account	(Millions)	dollars (Millions)	(Millions)
Financial liabilities
Trading derivatives	85	1	256,865
Hedge derivatives	5	—	13,464
Customer deposits	14,572	4,909	58,087,999
Financial obligations	8,624	690	27,808,291
Accounts payable	437	—	1,304,929
Total financial liabilities	23,723	5,600	87,471,548
Net financial asset (liability) position	(979)	810	(480,162)

Disclosure of detailed information about requested percentage of deposits to be maintained as reserves in each country [Text Block]

Requested Percentage
Country	Details	%
Colombia	Checking account and Savings accounts	11%
	Time deposits < 18 months	4.5%
Guatemala	Deposits and Capital raising	11.6%
El Salvador	1st Demand deposits (1)	25%
	2nd Demand deposits (2)	25%
	3rd Debt securities	50%
Honduras	Demand deposits	12%
	Mandatory investment in local currency	5%
	Mandatory investment in foreign currency	12%
Nicaragua	Daily, Liabilities in local and foreign currency	12%
	Biweekly, Liabilities in local and foreign currency	14%
Costa Rica	Deposits in local and foreign currency	15%
	Capital raising in local and foreign currency	15%
(1)	This refer to demand deposits in Central Bank or overseas banks.
(2)	This refer to demand deposits in Central Bank, overseas banks or debt securities issue by the Central Bank.

Discolsure of Sensitivity Analysis of Foreign Exchange Effect [Table Text Block]

December 31, 2018

	Increase		Decrease
	Ps.100 per U.S.		Ps.100 per U.S.
	dollar		dollar
Equity	Ps.	(33,579)	Ps.	33,579
Foreign exchange effect on profit before taxes		(53,300)		53,300

December 31, 2017

	Increase		Decrease
	Ps.100 per U.S.		Ps.100 per U.S.
	dollar		dollar
Equity	Ps.	9,205	Ps.	(9,205)
Foreign exchange effect on profit before taxes		15,342		(15,342)

Disclosure Of Break Down Of Investments From Initial Investment [Table Text Block]

	At December 31,
	2018			2017
	Investment			Investment
	subject to		Percentage	subject to
	Regulatory	Regulatory	of	Regulatory	Regulatory	Percentage of
	VaR	VaR	portfolio	VaR	VaR	portfolio
More than 36 months	45,706	6,719	100%	67,538	9,928	100%
Total	45,706	6,719	100%	67,538	9,928	100%

Schedule of Interest Rate Risk on Assets and Liabilities [Text Block]

December 31, 2018

	Less than		From one to		From six to		More than a		Non-
Assets	one month		six months		twelve months		year		interest		Total
Cash and cash equivalents	Ps.	3,110,667	Ps.	—	Ps.	—	Ps.	—	Ps.	25,290,616	Ps.	28,401,283
Investments in debt securities at FVTPL		25,077		376,999		1,216,834		2,175,324		—		3,794,234
Investments in debt securities at FVOCI		131,497		2,056,389		1,163,367		15,584,504		—		18,935,757
Investments in debt securities at amortized cost		671,047		951,850		1,348,691		1,028		—		2,972,616
Service concession arrangements		—		—		—		2,488,414		—		2,488,414
Commercial loans and leases		28,546,532		29,463,725		9,612,217		34,786,503		—		102,408,977
Consumer loans and leases		10,538,797		7,975,944		2,566,425		34,373,898		—		55,455,064
Mortgages and housing leases		7,649,242		1,771,712		419,518		8,751,631		—		18,592,103
Microcredit loans and leases		31,729		17,956		38,304		337,708		—		425,697
Other accounts receivable		—		—		—		3,043,403		4,025,717		7,069,120
Total Assets	Ps.	50,704,588	Ps.	42,614,575	Ps.	16,365,356	Ps.	101,542,413	Ps.	29,316,333	Ps.	240,543,265

	Less than		From one to		From six to		More than a		Non-
Liabilities	one month		six months		twelve months		year		interest		Total
Checking accounts	Ps.	22,377,653	Ps.	—	Ps.	—	Ps.	—	Ps.	17,325,225	Ps.	39,702,878
Time deposits		9,741,623		28,546,101		15,447,825		13,117,463		—		66,853,012
Saving deposits		36,523,899		20,697,540		—		—	.	—		57,221,439
Other deposits		—		—		—		—		582,122		582,122
Interbank and overnight funds		6,099,084		714,994		—		—		—		6,814,078
Borrowing from banks and other		1,566,524		11,497,277		1,164,075		6,382,890		—		20,610,766
Long-term debt		73,565		3,369,988		656,291		16,040,506		—		20,140,350
Borrowing from development entities		563,370		259,194		1,607,273		1,216,959		—		3,646,796
Total Liabilities	Ps.	76,945,718	Ps.	65,085,094	Ps.	18,875,464	Ps.	36,757,818	Ps.	17,907,347	Ps.	215,571,441

December 31, 2017

	Less than		From one to		From six to		More than a		Non-
Assets	one month		six months		twelve months		year		interest		Total
Cash and cash equivalents	Ps.	2,378,528	Ps.	—	Ps.	—	Ps.	—	Ps.	19,958,310	Ps.	22,336,838
Debt securities held for trading		169,328		497,031		580,030		1,404,147		—		2,650,536
Debt securities available-for-sale		495,315		1,537,630		1,300,390		14,456,792		—		17,790,127
Debt securities held-to-maturity		722,026		832,703		1,338,712		5,598		—		2,899,039
Service concession arrangements		—		—		—		2,282,611		—		2,282,611
Commercial loans and leases		21,760,032		43,162,885		7,089,736		27,416,241		—		99,428,894
Consumer loans and leases		10,003,247		8,953,299		1,731,816		29,694,533		—		50,382,895
Mortgages and housing leases		3,539,706		5,354,545		404,417		6,852,631		—		16,151,299
Microcredit loans and leases		26,553		18,028		38,197		326,910		—		409,688
Other accounts receivable		—		—		—		890,896		3,575,238		4,466,134
Total Assets	Ps.	39,094,735	Ps.	60,356,121	Ps.	12,483,298	Ps.	83,330,359	Ps.	23,533,548	Ps.	218,798,061

	Less than		From one to		From six to		More than a		Non-
Liabilities	one month		six months		twelve months		year		interest		Total
Checking accounts	Ps.	20,597,270	Ps.	—	Ps.	—	Ps.	—	Ps.	15,420,332	Ps.	36,017,602
Time deposits		12,733,132		24,212,202		13,456,116		12,214,713		—		62,616,163
Saving deposits		55,778,677		—		—		—		—		55,778,677
Other deposits		—		—		—		—		472,782		472,782
Interbank and overnight funds		4,836,246		134,184		—		—		—		4,970,430
Borrowing from banks and other		3,249,799		5,801,906		2,200,184		6,953,431		—		18,205,320
Long-term debt		123,261		6,500,197		416,407		12,062,331		—		19,102,196
Borrowing from development entities		523,786		1,353,790		93,154		1,027,360		—		2,998,090
Total Liabilities	Ps.	97,842,171	Ps.	38,002,279	Ps.	16,165,861	Ps.	32,257,835	Ps.	15,893,114	Ps.	200,161,260

Disclosure of Breakdown of Interest Bearing Assets and Liabilities, by Interest Rate Type and Maturity [Table Text Block]

December 31, 2018

	Under one year				Over one year				Non-
Assets	Variable		Fixed		Variable		Fixed		interest		Total
Cash due from banks and Central Bank	Ps.	2,014,270	Ps.	1,096,397	Ps.	—	Ps.	—	Ps.	25,290,616	Ps.	28,401,283
Investments in debt securities at FVTPL		159,486		1,459,424		231,620		1,943,704		—		3,794,234
Investments in debt securities at FVOCI		13,532		3,337,721		872,882		14,711,622		—		18,935,757
Investments in debt securities at amortized cost		1,349,722		725,704		896,162		1,028		—		2,972,616
Service concession arrangements		—		—		2,488,414		—		—		2,488,414
Commercial loans and leases		44,094,950		4,259,106		51,184,839		2,870,082		—		102,408,977
Consumer loans and leases		1,099,251		14,713,486		10,482,629		29,159,698		—		55,455,064
Mortgages and housing leases		53,296		330,277		10,924,349		7,284,181		—		18,592,103
Microcredit loans and leases		2,698		223,954		3,582		195,463		—		425,697
Other account receivables		397		—		2,989,292		53,714		4,025,717		7,069,120
Total Assets	Ps.	48,787,602	Ps.	26,146,069	Ps.	80,073,769	Ps.	56,219,492	Ps.	29,316,333	Ps.	240,543,265

	Under one year					Over one year			Non-
Liabilities	Variable		Fixed		Variable		Fixed		interest		Total
Checking accounts	Ps.	—	Ps.	22,377,653	Ps.	—	Ps.	—	Ps.	17,325,225	Ps.	39,702,878
Time deposits		11,332,638		33,720,396		6,801,559		14,998,419		-		66,853,012
Saving deposits		16,485,565		40,735,874		—		—	.	-		57,221,439
Other deposits		—		—		—		—		582,122		582,122
Interbank and overnight funds		3,492,343		3,321,735		—		—		—		6,814,078
Borrowing from banks and other		3,406,673		9,984,328		2,899,475		4,320,290		—		20,610,766
Long-term debt		749,442		804,281		6,650,249		11,936,378		—		20,140,350
Borrowing from development entities		638,286		149,508		2,852,178		6,824		—		3,646,796
Total Liabilities	Ps.	36,104,947	Ps.	111,093,775	Ps.	19,203,461	Ps.	31,261,911	Ps.	17,907,347	Ps.	215,571,441

December 31, 2017

	Under one year				Over one year				Non-
Assets	Variable		Fixed		Variable		Fixed		interest		Total
Cash due from banks and Central Bank	Ps.	—	Ps.	2,378,528	Ps.	—	Ps.	—	Ps.	19,958,310	Ps.	22,336,838
Debt securities held for trading		140,796		1,153,157		331,589		1,024,994		—		2,650,536
Debt securities available-for-sale		44,213		3,289,129		2,128,817		12,327,968		—		17,790,127
Debt securities held-to-maturity		2,841,714		51,727		—		5,598		—		2,899,039
Service concession arrangements		—		—		2,282,611		—		—		2,282,611
Commercial loans and leases		37,026,675		10,240,136		49,061,715		3,100,368		—		99,428,894
Consumer loans and leases		942,057		15,282,475		9,725,059		24,433,304		—		50,382,895
Mortgages and housing leases		74,604		477,646		9,695,527		5,903,522		—		16,151,299
Microcredit loans and leases		2,266		207,099		4,550		195,773		—		409,688
Other account receivables		—		—		842,173		48,723		3,575,238		4,466,134
Total Assets	Ps.	41,072,325	Ps.	33,079,897	Ps.	74,072,041	Ps.	47,040,250	Ps.	23,533,548	Ps.	218,798,061

	Under one year				Over one year				Non-
Liabilities	Variable		Fixed		Variable		Fixed		interest		Total
Checking accounts	Ps.	—	Ps.	20,597,270	Ps.	—	Ps.	—	Ps.	15,420,332	Ps.	36,017,602
Time deposits		10,785,649		33,777,955		7,605,647		10,446,912		—		62,616,163
Saving deposits		9,156,432		46,622,245		—		—	.	—		55,778,677
Other deposits		—		—		—		—		472,782		472,782
Interbank and overnight funds		106,495		4,863,935		—		—		—		4,970,430
Borrowing from banks and other		4,327,736		5,026,923		3,900,072		4,950,589		—		18,205,320
Long-term debt		534,852		851,809		6,772,587		10,942,948		—		19,102,196
Borrowing from development entities		373,707		11,399		2,608,953		4,031		—		2,998,090
Total Liabilities	Ps.	25,284,871	Ps.	111,751,536	Ps.	20,887,259	Ps.	26,344,480	Ps.	15,893,114	Ps.	200,161,260

Disclosure of detailed information about the breakdown by time bands of the Liquid Assets and the Liquidity Risk Indicator [Text Block]

December 31, 2018

	Liquid assets
	available at the end	From 1 to 7 days	From 1 to 30 days	From 31 to 90
Bank	of the year (1)	(2)	(2)	days (2)
Banco de Bogotá	10,936,886	10,370,295	8,892,523	321,897
Banco Occidente	5,913,723	5,244,524	4,185,759	1,631,575
Banco Popular	3,622,232	3,305,221	2,505,573	164,075
Banco AV Villas	2,035,362	1,724,944	1,304,447	(37,659)
Corficolombiana	1,131,464	585,045	386,081	(159,983)

December 31, 2017

	Liquid assets
	available at the end	From 1 to 7 days	From 1 to 30 days	From 31 to 90
Bank	of the year (1)	(2)	(2)	days (2)
Banco de Bogotá	9,883,150	9,446,780	7,161,523	1,082,066
Banco Occidente	5,685,570	5,470,184	4,552,769	1,346,442
Banco Popular	2,905,827	2,629,285	1,726,392	(256,330)
Banco AV Villas	1,776,252	1,701,634	1,506,404	478,347
Corficolombiana	1,603,609	1,059,878	649,166	361,394
(1)

Liquid assets are the sum of the assets that are readily convertible to cash. These assets include cash on hand and bank deposits including Central Bank deposits, securities or in money market transactions and have not been used in borrowing operations in the money market. It also includes investments coupons that have been transferred to the entity in debt securities recorded at fair value, investments in mutual funds with no withdrawal restrictions, and debt securities carried at amortized cost, provided they are legally required or “mandatory” investments, subscribed in the primary market and that can be used for money market operations. The value of the liquid assets mentioned above, is calculated at the fair value market price on the date of the assessment.

(2)

This amount is the remaining value of the liquid assets in the specified time period, or the LRI, that is calculated as the difference among the liquid assets and the liquidity requirement. The liquidity requirement is the difference of contractual cash inflows and contractual and non-contractual cash outflows during the period according to the LRI methodology.

Disclosure of detailed information about the breakdown by contractual undiscounted cash flows of the financial assets and liabilities including projected contractual interest receivable and payable [Text Block]

December 31, 2018

	Less than		From one to six		From six to twelve		More than
Assets	one month		months		months		a year		Total
Cash and cash equivalents	Ps.	28,450,114	Ps.	—	Ps.	—	Ps.	—	Ps.	28,450,114
Investments in debt securities at FVTPL		576,072		350,307		1,026,669		2,018,209		3,971,257
Investments in debt securities at FVOCI		163,389		2,272,601		1,547,078		18,292,502		22,275,570
Investments in debt securities at amortized cost		1,691,200		447,674		866,184		1,019		3,006,077
Commercial loans and leases		12,524,966		24,196,186		13,982,791		58,838,873		109,542,816
Consumer loans and leases		6,218,323		12,707,647		7,369,756		45,240,501		71,536,227
Mortgages and housing leases		297,155		1,376,279		1,626,730		32,061,546		35,361,710
Microcredit loans and leases		58,093		125,474		128,180		256,278		568,025
Trading derivatives		476,088		244,385		22,483		14,216		757,172
Hedging derivatives		28,941		4,083		—		—		33,024
Other accounts receivable		4,260,837		—		397		2,929,814		7,191,048
Other assets		631,231		—		—		—		631,231
Total Assets	Ps.	55,376,409	Ps.	41,724,636	Ps.	26,570,268	Ps.	159,652,958	Ps.	283,324,271

	Less than		From one to six		From six to twelve		More than
Liabilities	one month		months		months		a year		Total
Checking accounts	Ps.	39,708,169	Ps.	—	Ps.	—	Ps.	—	Ps.	39,708,169
Time Deposits		8,375,127		26,030,729		15,605,292		20,730,824		70,741,972
Saving deposits		57,443,560		—		—		—		57,443,560
Other deposits		582,122		—		—		—		582,122
Interbank and overnight funds		6,813,329		—		—		—		6,813,329
Borrowing from banks and other		1,665,739		8,779,185		4,490,249		7,248,223		22,183,396
Long-term debt		138,362		904,752		1,896,186		21,493,625		24,432,925
Borrowing from development entities		145,712		578,545		423,122		3,189,314		4,336,693
Trading derivatives		515,697		236,390		20,305		27,955		800,347
Hedging derivatives		182,849		6,587		6,718		—		196,154
Other liabilities		6,884,154		896,154		67,042		299		7,847,649
Total Liabilities	Ps.	122,454,820	Ps.	37,432,342	Ps.	22,508,914	Ps.	52,690,240	Ps.	235,086,316

	Less than one		From one to		From six to		More than a
Commitments Loans	month		six months		twelve months		year		Total
Guarantees	Ps.	2,297,206	Ps.	9,742	Ps.	4,222	Ps.	2,370	Ps.	2,313,540
Standby letters of credit		928,585		208		2		—		928,795
Overdraft facility		306,740		—		—		—		306,740
Standby credit card facility		20,409,059		—		—		—		20,409,059
Undrawn approved loans		3,612,600		—		—		—		3,612,600
Others		394,688		—		—		—		394,688
Total Commitments Loans	Ps.	27,948,878	Ps.	9,950	Ps.	4,224	Ps.	2,370	Ps.	27,965,422

December 31, 2017

	Less than one		From one to		From six to		More than a
Assets	month		six months		twelve months		year		Total
Cash and cash equivalents	Ps.	23,420,225	Ps.	—	Ps.	—	Ps.	—	Ps.	23,420,225
Investments in debt securities held for trading		913,190		310,701		619,023		1,316,239		3,159,152
Investments in securities available-for-sale		622,057		1,968,847		1,810,606		18,818,121		23,219,631
Investments in debt securities held-to-maturity		649,833		934,821		1,576,581		5,946		3,167,181
Commercial loans and leases		14,641,827		30,985,969		15,378,967		66,048,385		127,055,148
Consumer loans and leases		4,524,515		12,114,983		7,186,854		34,943,876		58,770,228
Mortgages and housing leases		263,314		1,228,796		1,434,850		28,060,685		30,987,645
Microcredit loans and leases		49,932		117,240		119,397		261,625		548,194
Trading derivatives		249,305		103,245		33,859		29,329		415,738
Hedging derivatives		52,122		2,657		1,752		—		56,531
Other accounts receivable		3,745,261		238		163		1,013,167		4,758,829
Other assets		482,636		—		—		—		482,636
Total Assets	Ps.	49,614,217	Ps.	47,767,497	Ps.	28,162,052	Ps.	150,497,373	Ps.	276,041,139

	Less than one		From one to		From six to		More than a
Liabilities	month		six months		twelve months		year		Total
Checking accounts	Ps.	40,840,666	Ps.	—	Ps.	—	Ps.	—	Ps.	40,840,666
Time Deposits		9,583,488		21,734,913		15,150,201		21,094,851		67,563,454
Saving deposits		58,656,060		—		—		—		58,656,060
Other deposits		471,645		—		—		34,275		505,920
Interbank and overnight funds		4,274,983		166,891		—		—		4,441,874
Borrowing from banks and other		1,963,636		6,359,672		4,262,502		8,417,134		21,002,945
Long-term debt		52,468		5,780,195		531,963		18,902,134		25,266,760
Borrowing from development entities		36,954		258,909		301,372		4,338,700		4,935,935
Trading derivatives		120,429		377,898		3,918		7,107		509,351
Hedging derivatives		13,345		119		—		—		13,464
Other Liabilities		6,517,069		58,605		50,583		—		6,626,258
Total Liabilities	Ps.	122,530,743	Ps.	34,737,201	Ps.	20,300,540	Ps.	52,794,200	Ps.	230,362,686

	Less than one		From one to		From six to		More than a
Commitments Loans	month		six months		twelve months		year		Total
Guarantees	Ps.	2,591,109	Ps.	2,158	Ps.	—	Ps.	3,066	Ps.	2,596,333
Standby letters of credit		1,080,986		154,068		—		56		1,235,110
Overdraft facility		75,225		—		—		—		75,225
Standby credit card facility		19,816,305		—		—		—		19,816,305
Undrawn approved loans		4,468,837		—		—		—		4,468,837
Others		242,910		—		—		—		242,910
Total Commitments Loans	Ps.	28,275,372	Ps.	156,226	Ps.	—	Ps.	3,122	Ps.	28,434,720

Disclosure of detailed information about the calculation of the minimum regulatory capital [Text Block]

	December 31, 2018
		Banco de		Banco AV
Regulatory Capital	Banco de Bogotá	Occidente	Banco Popular	Villas	Corficolombiana
Regulatory Capital	17,730,918	3,917,005	2,170,075	1,176,179	3,631,640
Basic ordinary equity	11,655,669	3,166,981	1,648,438	1,106,529	3,381,550
Basic additional equity	6,075,249	750,024	521,637	69,650	250,090
Market risk	10,275,186	1,754,924	1,809,867	421,379	2,440,618
Credit risk	120,604,192	29,405,386	19,624,155	10,759,423	7,834,598
Total assets weighted by risk	130,879,378	31,160,310	21,434,022	11,180,802	10,275,216
Total solvency risk index.	13.55%	12.57%	10.12%	10.52%	35.34%
Basic solvency risk index.	8.91%	10.16%	7.69%	9.90%	32.91%

	December 31, 2017
		Banco de		Banco AV
Regulatory Capital	Banco de Bogotá	Occidente	Banco Popular	Villas	Corficolombiana
Regulatory Capital	16,749,137	4,007,636	2,090,131	1,195,815	2,666,487
Basic ordinary equity	10,870,598	3,123,860	1,774,823	1,060,749	2,295,929
Basic additional equity	5,878,538	883,776	315,309	135,066	370,558
Market risk	9,220,514	1,660,535	1,391,833	204,852	1,769,041
Total assets weighted by risk	123,708,231	28,165,602	18,452,556	9,493,492	7,246,604
Total solvency risk index.	13.54%	13.44%	10.53%	12.33%	36.80%
Basic solvency risk index.	8.79%	10.47%	8.94%	10.94%	31.68%

Colombia
Disclosure Of Financial Risk Management Explanatory [Line Items]
Disclosure of Economic Scenario for Key Indicators of Credit Risk and Credit Losses [Table Text Block]

	2018			2019
	Scenario A	Scenario B	Scenario C	Scenario A	Scenario B	Scenario C
Inflation	3.02%	3.26%	3.54%	3.27%	3.68%	4.14%
Interest rates	4.25%	4.25%	4.25%	3.75%	5.00%	5.25%
GDP growth	2.35%	2.66%	2.84%	2.79%	3.21%	4.24%
House prices	(1.45)%	1.70%	4.93%	(3.47)%	2.81%	7.37%
Unemployment rate	10.13%	9.73%	9.28%	10.67%	9.55%	8.48%

Guatemala
Disclosure Of Financial Risk Management Explanatory [Line Items]
Disclosure of Economic Scenario for Key Indicators of Credit Risk and Credit Losses [Table Text Block]

	2019
	Scenario A	Scenario B	Scenario C
Inflation	3.23%	5.16%	6.67%
Interest rates	0.30%	(0.15)%	0.47%
GDP growth	2.76%	3.54%	2.33%
Exchange rate	1.12%	0.32%	1.43%

Honduras
Disclosure Of Financial Risk Management Explanatory [Line Items]
Disclosure of Economic Scenario for Key Indicators of Credit Risk and Credit Losses [Table Text Block]

	2019
	Scenario A	Scenario B	Scenario C
Inflation	4.69%	4.22%	5.02%
Interest rates	0.30%	(1.49)%	0.20%
GDP growth	3.46%	4.41%	3.17%
Exchange rate	4.15%	3.92%	4.35%

El Salvador
Disclosure Of Financial Risk Management Explanatory [Line Items]
Disclosure of Economic Scenario for Key Indicators of Credit Risk and Credit Losses [Table Text Block]

	2019
	Scenario A	Scenario B	Scenario C
Inflation	1.40%	5.94%	1.40%
Interest rates	0.11%	0.21%	0.24%
GDP growth	2.50%	4.64%	1.34%

Nicaragua
Disclosure Of Financial Risk Management Explanatory [Line Items]
Disclosure of Economic Scenario for Key Indicators of Credit Risk and Credit Losses [Table Text Block]

	2019
	Scenario A	Scenario B	Scenario C
Inflation	2.68%	6.62%	9.08%
Interest rates	0.63%	1.69%	1.04%
GDP growth	1.32%	(3.64)%	(6.78)%
Exchange rate	5.68%	7.00%	6.26%

Costa Rica
Disclosure Of Financial Risk Management Explanatory [Line Items]
Disclosure of Economic Scenario for Key Indicators of Credit Risk and Credit Losses [Table Text Block]

	2019
	Scenario A	Scenario B	Scenario C
Inflation	2.20%	3.62%	11.41%
Interest rates	0.20%	7.72%	9.63%
GDP growth	3.30%	2.11%	(0.95)%
Exchange rate	1.71%	6.43%	18.35%

Panama
Disclosure Of Financial Risk Management Explanatory [Line Items]
Disclosure of Economic Scenario for Key Indicators of Credit Risk and Credit Losses [Table Text Block]

	2019
	Scenario A	Scenario B	Scenario C
Inflation	1.79%	2.00%	3.68%
Interest rates	0.44%	0.11%	0.45%
GDP growth	2.16%	4.60%	4.85%

Banco de Bogota S.A.
Disclosure Of Financial Risk Management Explanatory [Line Items]
Disclosure of Detailed Information about Financial Subsidiaries Risk by Type [Text Block]

Maximum, Minimum and Average VaR Values
December 31, 2018
	Minimum	Average	Maximum	Period end
Interest rate	352,595	387,828	420,474	352,595
Exchange rate	234,509	263,363	298,257	298,257
Shares	6,647	7,605	8,335	8,231
Mutual funds	200,510	226,030	266,906	265,684
VaR portfolio	828,688	884,826	969,931	924,767

Maximum, Minimum and Average VaR Values
December 31, 2017
	Minimum	Average	Maximum	Period end
Interest rate	309,368	342,043	400,828	321,121
Exchange rate	12,424	52,925	304,429	304,429
Shares	7,234	7,068	8,099	8,099
Mutual funds	187,698	184,582	196,197	196,197
VaR portfolio	523,306	586,619	829,846	829,846

Banco de Occidente S.A.
Disclosure Of Financial Risk Management Explanatory [Line Items]
Disclosure of Detailed Information about Financial Subsidiaries Risk by Type [Text Block]

Maximum, Minimum and Average VaR Values
December 31, 2018
	Minimum	Average	Maximum	Period end
Interest rate	184,106	199,399	218,732	184,106
Exchange rate	595	1,697	3,817	1,479
Shares	—	—	—	—
Mutual funds	2,820	3,849	4,526	4,286
VaR portfolio	187,521	204,945	227,074	189,871

Maximum, Minimum and Average VaR Values
December 31, 2017
	Minimum	Average	Maximum	Period end
Interest rate	140,044	162,463	184,209	174,379
Exchange rate	1,424	3,119	7,034	7,034
Shares	—	—	—	—
Mutual funds	2,580	2,702	2,811	2,811
VaR portfolio	145,108	168,284	190,502	184,224

Banco Popular S.A.
Disclosure Of Financial Risk Management Explanatory [Line Items]
Disclosure of Detailed Information about Financial Subsidiaries Risk by Type [Text Block]

Maximum, Minimum and Average VaR Values
December 31, 2018
	Minimum	Average	Maximum	Period end
Interest rate	115,829	136,338	154,233	148,343
Exchange rate	2,125	3,867	6,135	3,325
Shares	929	949	963	946
Mutual funds	6,583	6,971	10,420	10,274
VaR portfolio	126,533	148,125	168,310	162,888

Maximum, Minimum and Average VaR Values
December 31, 2017
	Minimum	Average	Maximum	Period end
Interest rate	103,535	115,033	122,910	119,856
Exchange rate	4	662	3,329	3,329
Shares	945	965	967	946
Mutual funds	1,019	1,085	1,203	1,134
VaR portfolio	105,635	117,745	126,486	125,265

Banco Comercial AV Villas S.A.
Disclosure Of Financial Risk Management Explanatory [Line Items]
Disclosure of Detailed Information about Financial Subsidiaries Risk by Type [Text Block]

Maximum, Minimum and Average VaR Values
December 31, 2018
	Minimum	Average	Maximum	Period end
Interest rate	12,884	35,893	48,978	37,115
Exchange rate	0	985	2,738	30
Shares	—	—	—	—
Mutual funds	177	1,441	4,455	797
VaR portfolio	15,844	38,319	52,166	37,942

Maximum, Minimum and Average VaR Values
December 31, 2017
	Minimum	Average	Maximum	Period end
Interest rate	12,563	37,998	89,381	14,206
Exchange rate	—	670	1,572	1,448
Shares	—	—	—	—
Mutual funds	481	1,394	6,373	2,741
VaR portfolio	15,198	40,061	89,960	18,394

Corficolombiana S.A
Disclosure Of Financial Risk Management Explanatory [Line Items]
Disclosure of Detailed Information about Financial Subsidiaries Risk by Type [Text Block]

Maximum, Minimum and Average VaR Values
December 31, 2018
	Minimum	Average	Maximum	Period end
Interest rate	187,983	201,515	211,039	208,375
Exchange rate	436	4,490	7,707	436
Shares	10,125	10,370	10,954	10,125
Mutual funds	699	856	1,020	720
VaR portfolio	205,505	217,231	226,727	219,656

Maximum, Minimum and Average VaR Values
December 31, 2017
	Minimum	Average	Maximum	Period end
Interest rate	81,334	104,098	144,232	144,232
Exchange rate	656	2,332	4,041	4,041
Shares	9,691	10,601	11,072	10,800
Mutual funds	116	891	2,669	140
VaR portfolio	95,312	117,460	159,214	159,214

Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Disclosure of Detailed information on Credit Worthiness [Text Block]

	December 31, 2018		December 31, 2017
Investment grade
Sovereign (*)	Ps.	2,270,642	Ps.	1,231,219
Other public entities (**)		128,546		70,064
Corporate		30,207		68,286
Financial entities		1,101,157		1,007,540
Total investment grade	Ps.	3,530,552	Ps.	2,377,109
Speculative grade
Sovereign (*)	Ps.	98,155	Ps.	92,931
Central banks		12,914		34,095
Financial entities		117,594		129,985
Total Speculative grade	Ps.	228,663	Ps.	257,011
Without grade or not available
Corporate	Ps.	3,763	Ps.	16,416
Total without grade or not available	Ps.	3,763	Ps.	16,416
	Ps.	3,762,978	Ps.	2,650,536

(a)    Investments measured at fair value in the Statement of Financial Position, see note 2 (2.8).

(*)    A sovereign credit rating considers the risk of Treasury issuer or similar agency (government debt portfolio).

(**)   Derived from operations with government entities; including public administrations in general including regional and local governments.

Disclosure of Detailed Information about Investment in Debt Securities by Sector [Table Text Block]

	December 31,		December 31,
	2018		2017 (1)
In Colombian Pesos
Securities issued or secured by Colombian Government	Ps.	2,210,108	Ps.	1,229,606
Securities issued or secured by other Colombian Government entities		108,072		48,355
Securities issued or secured by other financial entities		972,789		833,860
Securities issued or secured by non-financial sector entities		29,122		17,869
Others		1,086		50,417
	Ps.	3,321,177	Ps.	2,180,107

In foreign currency
Securities issued or secured by Colombian Government		60,534		1,613
Securities issued or secured by other Colombian Government entities		20,473		21,709
Securities issued or secured by foreign Governments		98,155		92,931
Securities issued or secured by central banks		12,914		34,095
Securities issued or secured by other financial entities		245,962		303,665
Others		3,763		16,416
	Ps.	441,801	Ps.	470,929
Total trading debt securities	Ps.	3,762,978	Ps.	2,650,536

(1)    Grupo Aval has initially adopted IFRS 15 and IFRS 9 as of January 1, 2018. According to the transition methods chosen, comparative information is not restated. See Notes 2.5

Financial assets at fair value through profit or loss, category [member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Disclosure of Detailed information on Credit Worthiness [Text Block]

	December 31, 2018		December 31, 2017 (1)
Investment grade
Corporate		31,256		—
Total investment grade	Ps.	31,256	Ps.	—

(1)    Grupo Aval has initially adopted IFRS 15 and IFRS 9 as of January 1, 2018. According to the transition methods chosen, comparative information is not restated. See Note 2 (2.5).

Disclosure of Detailed Information about Investment in Debt Securities by Sector [Table Text Block]

	December 31,		December 31,
	2018		2017 (1)
In Colombian Pesos
Others		31,256		—
Total debt securities mandatorily at FVTPL	Ps.	31,256	Ps.	—

(1)    Grupo Aval has initially adopted IFRS 15 and IFRS 9 as of January 1, 2018. According to the transition methods chosen, comparative information is not restated. See Notes 2.5

Financial assets at fair value through other comprehensive income, category [member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Disclosure of Detailed information on Credit Worthiness [Text Block]

	December 31, 2018								December 31,
	Stage 1		Stage 2		Stage 3		Total		2017 (1)
Investment grade
Sovereign (*)	Ps.	11,492,538	Ps.	—	Ps.	—	Ps.	11,492,538	Ps.	10,157,239
Other public entities (**)		497,634		—		—		497,634		662,702
Corporate		135,985		—		—		135,985		148,738
Financial entities		2,732,127		—		—		2,732,127		2,975,485
Multilaterals		118,657		—		—		118,657		104,885
Total investment grade	Ps.	14,976,941	Ps.	—	Ps.	—	Ps.	14,976,941	Ps.	14,049,049
Speculative grade
Sovereign (*)	Ps.	1,994,205	Ps.	54,587	Ps.	—	Ps.	2,048,792	Ps.	1,432,083
Central banks		1,066,822		64,918		—		1,131,740		1,356,874
Corporate		61,485		132,817		—		194,302		274,450
Financial entities		375,352		201,002		—		576,354		642,592
Total speculative grade	Ps.	3,497,864	Ps.	453,324	Ps.	—	Ps.	3,951,188	Ps.	3,705,999
Default
Corporate	Ps.	—	Ps.	—	Ps.	7,628	Ps.	7,628	Ps.	34,516
Total default	Ps.	—	Ps.	—	Ps.	7,628	Ps.	7,628	Ps.	34,516
Without grade or not available
Corporate	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	563
Total without grade or not available	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	563
	Ps.	18,474,805	Ps.	453,324	Ps.	7,628	Ps.	18,935,757	Ps.	17,790,127

(*)    Sovereign credit rating is considered as the risk of the Treasury issuer or a similar agency (government debt portfolio).

(**)   Derived from operations with government entities; including public administrations in general (includes regional and local governments).

(1)    Grupo Aval has initially adopted IFRS 15 and IFRS 9 as of January 1, 2018. According to the transition methods chosen, comparative information is not restated. See Note 2 (2.5).

Disclosure of Detailed Information about Investment in Debt Securities by Sector [Table Text Block]

	December 31,		December 31,
	2018		2017 (1)
In Colombian Pesos
Securities issued or secured by Colombian Government	Ps.	9,256,358	Ps.	7,892,554
Securities issued or secured by other Colombian Government entities		194,933		92,008
Securities issued or secured by other financial entities		388,019		263,633
Securities issued or secured by non-financial sector entities		27,708		2,326
Others		—		7,190
	Ps.	9,867,018	Ps.	8,257,711
In foreign currency
Securities issued or secured by Colombian Government		1,269,416		1,592,371
Securities issued or secured by other Colombian Government entities		302,701		570,694
Securities issued or secured by foreign Governments		3,015,556		2,104,397
Securities issued or secured by central banks		1,131,740		1,356,874
Securities issued or secured by other financial entities		2,920,462		3,354,444
Securities issued or secured by non-financial sector entities		182,232		322,143
Others		246,632		231,493
	Ps.	9,068,739	Ps.	9,532,416
Total debt securities at FVOCI (2017 available-for-sale)	Ps.	18,935,757	Ps.	17,790,127
(1)	Grupo Aval has initially adopted IFRS 15 and IFRS 9 as of January 1, 2018. According to the transition methods chosen, comparative information is not restated. See Note 2 (2.5).

Financial assets at amortised cost, category [member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Disclosure of Detailed Information about Investment in Debt Securities by Sector [Table Text Block]

		December 31,		December 31,
		2018		2017 (1)
In Colombian Pesos
Securities issued or secured by Colombian Government	Ps.	—	Ps.	424
Securities issued or secured by other Colombian Government entities		2,931,172		2,839,286
Securities issued or secured by other financial entities		9,123		8,635
	Ps.	2,940,295	Ps.	2,848,345
In foreign currency
Securities issued or secured by foreign Governments		32,321		26,864
Securities issued or secured by other financial entities		—		23,830
Others		—		—
	Ps.	32,321	Ps.	50,694
Total investments in debt securities at amortized cost (2017 held-to-maturity)	Ps.	2,972,616	Ps.	2,899,039
(1)	Grupo Aval has initially adopted IFRS 15 and IFRS 9 as of January 1, 2018. According to the transition methods chosen, comparative information is not restated. See Note 2 (2.5).

Other Accounts Receivable
Disclosure Of Financial Risk Management Explanatory [Line Items]
Disclosure of Detailed information on Credit Worthiness [Text Block]

	December 31, 2018								December 31,
	Stage 1		Stage 2		Stage 3		Total		2017
Investment grade
Sovereign (*)	Ps.	2,631,235	Ps.	—	Ps.	—	Ps.	2,631,235	Ps.	786,018
Financial entities		340,265		—		—		340,265		314,848
Total investment grade	Ps.	2,971,500	Ps.	—	Ps.	—	Ps.	2,971,500	Ps.	1,100,886
(1)	Grupo Aval has initially adopted IFRS 15 and IFRS 9 as of January 1, 2018. According to the transition methods chosen, comparative information is not restated. See Note 2 (2.5).

(*)    Sovereign credit rating is considered as the risk of the Treasury issuer or a similar agency (government debt portfolio).

Hedging Derivatives
Disclosure Of Financial Risk Management Explanatory [Line Items]
Disclosure of Detailed information on Credit Worthiness [Text Block]

Credit worthiness	December 31, 2018		December 31, 2017
Investment grade	Ps.	755,218	Ps.	312,426
Speculative		9,926		503
Without grade or not available		33,680		70,724
Total	Ps.	798,824	Ps.	383,653

Loan portfolio
Disclosure Of Financial Risk Management Explanatory [Line Items]
Disclosure of Reconciliation of Loss Allowance [Table Text Block]

	December 31, 2018
			Stage 2
			Lifetime		Stage 3
	Stage 1		ECL not		Lifetime
	12-month		credit-		ECL credit-
	ECL		impaired		impaired		Total
Loss allowance balance as of December 31, 2017- IAS 39	Ps.	1,227,363	Ps.	583,584	Ps.	3,807,534	Ps.	5,618,481
IFRS 9 adoption (1)		490,117		596,737		76,155		1,163,009
Loss allowance as of January 1, 2018 – IFRS 9	Ps.	1,717,480	Ps.	1,180,321	Ps.	3,883,689	Ps.	6,781,490
Transfers:
Transfer from stage 1 to stage 2		(255,031)		255,031		—		—
Transfer from stage 1 to stage 3		(214,542)		—		214,542		—
Transfer from stage 2 to stage 3		—		(631,932)		631,932		—
Transfer from stage 3 to stage 2		—		107,331		(107,331)		—
Transfer from stage 2 to stage 1		314,668		(314,668)		—		—
Transfer from stage 3 to stage 1		183,733		—		(183,733)		—
Net remeasurement of loss allowance (3)		(90,021)		746,773		3,194,573		3,851,325
New financial assets originated or purchased		1,011,984		156,320		153,761		1,322,065
Financial assets that have been derecognized		(568,424)		(177,729)		(323,552)		(1,069,705)
Unwind of discount (2)		32,674		(3,809)		353,118		381,983
FX and other movements		4,703		—		71,009		75,712
Entity deconsolidation		—		—		2,307		2,307
Write-offs		(312,350)		(120,592)		(2,716,048)		(3,148,990)
Loss allowance as of December 31, 2018	Ps.	1,824,874	Ps.	1,197,046	Ps.	5,174,267	Ps.	8,196,187

(1)    Grupo Aval has initially adopted IFRS 15 and IFRS 9 as of January 1, 2018. According to the transition methods chosen, comparative information is not restated. See Notes 2 (2.5) (B).

(2)    The unwind of discount on Stage 3 financial assets is reported within "interest income" so that interest income is recognized on the amortized cost (after deducting the ECL allowance)

(3)    This amount includes impact of the measurement of ECL due to changes made in PDs/LGDs/EADs and changes made to model assumptions and methodologies from the opening to the closing balance, the following table shows impact by stage:

December 31, 2018
		Stage 2		Stage 3
Stage 1		Lifetime ECL not		Lifetime ECL
12-month ECL		credit-impaired		credit-impaired		Total
Ps.	(8,520)	Ps.	1,997	Ps.	123	Ps.	(6,400)

Loan Commercial portfolio
Disclosure Of Financial Risk Management Explanatory [Line Items]
Disclosure of Reconciliation of Loss Allowance [Table Text Block]

	December 31, 2018
			Stage 2
			Lifetime		Stage 3
	Stage 1		ECL not		Lifetime
	12-month		credit-		ECL credit-
	ECL		impaired		impaired		Total
Loss allowance balance as of December 31, 2017- IAS 39	Ps.	492,561	Ps.	91,930	Ps.	2,074,831	Ps.	2,659,322
IFRS 9 adoption (1)		122,996		100,438		33,639		257,073
Loss allowance as of January 1, 2018 – IFRS 9	Ps.	615,557	Ps.	192,368	Ps.	2,108,470	Ps.	2,916,395
Transfers:
Transfer from stage 1 to stage 2		(26,155)		26,155		—		—
Transfer from stage 1 to stage 3		(57,241)		—		57,241		—
Transfer from stage 2 to stage 3		—		(141,368)		141,368		—
Transfer from stage 3 to stage 2		—		17,836		(17,836)		—
Transfer from stage 2 to stage 1		65,954		(65,954)		—		—
Transfer from stage 3 to stage 1		30,590		—		(30,590)		—
Net remeasurement of loss allowance (3)		(150,806)		153,621		1,013,822		1,016,637
New financial assets originated or purchased		419,719		37,317		68,127		525,163
Financial assets that have been derecognized		(221,935)		(24,707)		(123,509)		(370,151)
Unwind of discount (2)		31,974		(2,615)		239,515		268,874
FX and other movements		4,707		—		13,098		17,805
Write-offs		(16,636)		(2,020)		(418,618)		(437,274)
Loss allowance as of December 31, 2018	Ps.	695,728	Ps.	190,633	Ps.	3,051,088	Ps.	3,937,449

(1)    Grupo Aval has initially adopted IFRS 15 and IFRS 9 as of January 1, 2018. According to the transition methods chosen, comparative information is not restated. See Notes 2 (2.5) (B).

(2)    The unwind of discount on Stage 3 financial assets is reported within "interest income" so that interest income is recognized on the amortized cost (after deducting the ECL allowance)

(3)    This amount includes impact of the measurement of ECL due to changes made in PDs/LGDs/EADs and changes made to model assumptions and methodologies from the opening to the closing balance, the following table shows impact by stage:

December 31, 2018
		Stage 2		Stage 3
Stage 1		Lifetime ECL not		Lifetime ECL
12-month ECL		credit-impaired		credit-impaired		Total
Ps.	34,411	Ps.	(8,050)	Ps.	16,362	Ps.	42,723

Loan Consumer portfolio
Disclosure Of Financial Risk Management Explanatory [Line Items]
Disclosure of Reconciliation of Loss Allowance [Table Text Block]

	December 31, 2018
			Stage 2
			Lifetime		Stage 3
	Stage 1		ECL not		Lifetime
	12-month		credit-		ECL credit-
	ECL		impaired		impaired		Total
Loss allowance balance as of December 31, 2017- IAS 39	Ps.	656,042	Ps.	446,698	Ps.	1,354,051	Ps.	2,456,791
IFRS 9 adoption (1)		336,656		426,136		32,986		795,778
Loss allowance as of January 1, 2018 – IFRS 9	Ps.	992,698	Ps.	872,834	Ps.	1,387,037	Ps.	3,252,569
Transfers:
Transfer from stage 1 to stage 2		(209,235)		209,235		—		—
Transfer from stage 1 to stage 3		(149,571)		—		149,571		—
Transfer from stage 2 to stage 3		—		(432,509)		432,509		—
Transfer from stage 3 to stage 2		—		77,046		(77,046)		—
Transfer from stage 2 to stage 1		209,168		(209,168)		—		—
Transfer from stage 3 to stage 1		137,887		-		(137,887)		—
Net remeasurement of loss allowance (3)		78,253		518,410		1,855,935		2,452,598
New financial assets originated or purchased		543,690		113,235		75,181		732,106
Financial assets that have been derecognized		(315,442)		(139,703)		(145,775)		(600,920)
Unwind of discount (2)		474		(514)		80,214		80,174
FX and other movements		(7)		—		52,807		52,800
Write-offs		(289,525)		(118,310)		(2,119,181)		(2,527,016)
Loss allowance as of December 31, 2018	Ps.	998,390	Ps.	890,556	Ps.	1,553,365	Ps.	3,442,311

(1)      Grupo Aval has initially adopted IFRS 15 and IFRS 9 as of January 1, 2018. According to the transition methods chosen, comparative information is not restated. See Notes 2 (2.5) (B).

(2)      The unwind of discount on Stage 3 financial assets is reported within "interest income" so that interest income is recognized on the amortized cost (after deducting the ECL allowance)

(3)      This amount includes impact of the measurement of ECL due to changes made in PDs/LGDs/EADs and changes made to model assumptions and methodologies from the opening to the closing balance, the following table shows impact by stage:

December 31, 2018
		Stage 2		Stage 3
Stage 1		Lifetime ECL not		Lifetime ECL
12-month ECL		credit-impaired		credit-impaired		Total
Ps.	(51,642)	Ps.	20,671	Ps.	(7,473)	Ps.	(38,444)

Loan Mortgage portfolio
Disclosure Of Financial Risk Management Explanatory [Line Items]
Disclosure of Reconciliation of Loss Allowance [Table Text Block]

	December 31, 2018
			Stage 2
			Lifetime		Stage 3
	Stage 1		ECL not		Lifetime
	2-month		credit-		ECL credit-
	ECL		impaired		impaired		Total
Loss allowance balance as of December 31, 2017- IAS 39	Ps.	14,501	Ps.	20,032	Ps.	96,349	Ps.	130,882
IFRS 9 adoption (1)		6,227		41,690		8,279		56,196
Loss allowance as of January 1, 2018 – IFRS 9	Ps.	20,728	Ps.	61,722	Ps.	104,628	Ps.	187,078
Transfers:
Transfer from stage 1 to stage 2		(7,711)		7,711		—		—
Transfer from stage 1 to stage 3		(1,558)		—		1,558		—
Transfer from stage 2 to stage 3		—		(21,022)		21,022		—
Transfer from stage 3 to stage 2		—		6,872		(6,872)		—
Transfer from stage 2 to stage 1		20,072		(20,072)		—		—
Transfer from stage 3 to stage 1		2,749		—		(2,749)		—
Net remeasurement of loss allowance (3)		(3,510)		45,162		73,385		115,037
New financial assets originated or purchased		8,999		2,047		47		11,093
Financial assets that have been derecognized		(4,131)		(8,742)		(6,386)		(19,259)
Unwind of discount (2)		110		(143)		4,581		4,548
FX and other movements		—		—		4,946		4,946
Write-offs		(561)		(74)		(45,565)		(46,200)
Loss allowance as of December 31, 2018	Ps.	35,187	Ps.	73,461	Ps.	148,595	Ps.	257,243

(1)    Grupo Aval has initially adopted IFRS 15 and IFRS 9 as of January 1, 2018. According to the transition methods chosen, comparative information is not restated. See Notes 2 (2.5) (B).

(2)    The unwind of discount on Stage 3 financial assets is reported within "interest income" so that interest income is recognized on the amortized cost (after deducting the ECL allowance)

(3)    This amount includes impact of the measurement of ECL due to changes made in PDs/LGDs/EADs and changes made to model assumptions and methodologies from the opening to the closing balance, the following table shows impact by stage:

December 31, 2018
		Stage 2		Stage 3
Stage 1		Lifetime ECL not		Lifetime ECL
12-month ECL		credit-impaired		credit-impaired		Total
Ps.	2,543	Ps.	(4,263)	Ps.	(8,823)	Ps.	(10,543)

Loan Microcredit portfolio
Disclosure Of Financial Risk Management Explanatory [Line Items]
Disclosure of Reconciliation of Loss Allowance [Table Text Block]

	December 31, 2018
			Stage 2
			Lifetime		Stage 3
	Stage 1		ECL not		Lifetime
	12-month		credit-		ECL credit-
	ECL		impaired		impaired		Total
Loss allowance balance as of December 31, 2017- IAS 39	Ps.	21,421	Ps.	7,477	Ps.	45,269	Ps.	74,167
IFRS 9 adoption (1)		525		10,591		2		11,118
Loss allowance as of January 1, 2018 – IFRS 9	Ps.	21,946	Ps.	18,068	Ps.	45,271	Ps.	85,285
Transfers:
Transfer from stage 1 to stage 2		(8,298)		8,298		—		—
Transfer from stage 1 to stage 3		(2,599)		—		2,599		—
Transfer from stage 2 to stage 3		—		(30,052)		30,052		—
Transfer from stage 3 to stage 2		—		1,961		(1,961)		—
Transfer from stage 2 to stage 1		6,305		(6,305)		—		—
Transfer from stage 3 to stage 1		6,062		—		(6,062)		—
Net remeasurement of loss allowance (3)		(8,285)		20,392		9,625		21,732
New financial assets originated or purchased		16,095		626		—		16,721
Financial assets that have been derecognized		(2,397)		(600)		(861)		(3,858)
Unwind of discount (2)		103		(381)		8,266		7,988
Write-offs		(5,584)		(45)		(34,062)		(39,691)
Loss allowance as of December 31, 2018	Ps.	23,348	Ps.	11,962	Ps.	52,867	Ps.	88,177

(1)    Grupo Aval has initially adopted IFRS 15 and IFRS 9 as of January 1, 2018. According to the transition methods chosen, comparative information is not restated. See Notes 2 (2.5) (B).

(2)    The unwind of discount on Stage 3 financial assets is reported within "interest income" so that interest income is recognized on the amortized cost (after deducting the ECL allowance)

(3)    This amount includes impact of the measurement of ECL due to changes made in PDs/LGDs/EADs and changes made to model assumptions and methodologies from the opening to the closing balance, the following tables show impact by stage:

December 31, 2018
		Stage 2		Stage 3
Stage 1		Lifetime ECL not		Lifetime ECL
12-month ECL		credit-impaired		credit-impaired		Total
Ps.	541	Ps.	(5,338)	Ps.	47	Ps.	(4,750)

Loan Financial Leasing portfolio
Disclosure Of Financial Risk Management Explanatory [Line Items]
Disclosure of Reconciliation of Loss Allowance [Table Text Block]

	December 31, 2018
			Stage 2
			Lifetime		Stage 3
	Stage 1		ECL not		Lifetime
	12-month		credit-		ECL credit-
	ECL		impaired		impaired		Total
Loss allowance balance as of December 31, 2017 - IAS 39	Ps.	42,838	Ps.	17,447	Ps.	237,034	Ps.	297,319
IFRS 9 adoption (1)		23,713		17,882		1,249		42,844
Loss allowance as of January 1, 2018 – IFRS 9	Ps.	66,551	Ps.	35,329	Ps.	238,283	Ps.	340,163
Transfers:
Transfer from stage 1 to stage 2		(3,632)		3,632		—		—
Transfer from stage 1 to stage 3		(3,573)		—		3,573		—
Transfer from stage 2 to stage 3		—		(6,981)		6,981		—
Transfer from stage 3 to stage 2		—		3,616		(3,616)		—
Transfer from stage 2 to stage 1		13,169		(13,169)		—		—
Transfer from stage 3 to stage 1		6,445		—		(6,445)		—
Net remeasurement of loss allowance (3)		(5,673)		9,188		241,806		245,321
New financial assets originated or purchased		23,481		3,095		10,406		36,982
Financial assets that have been derecognized		(24,519)		(3,977)		(47,021)		(75,517)
Unwind of discount (2)		13		(156)		20,542		20,399
FX and other movements		3		—		158		161
Entity deconsolidation		—		—		2,307		2,307
Write-offs		(44)		(143)		(98,622)		(98,809)
Loss allowance as of December 31, 2018	Ps.	72,221	Ps.	30,434	Ps.	368,352	Ps.	471,007

(1)    Grupo Aval has initially adopted IFRS 15 and IFRS 9 as of January 1, 2018. According to the transition methods chosen, comparative information is not restated. See Notes 2 (2.5) (B).

(2)    The unwind of discount on Stage 3 financial assets is reported within "interest income" so that interest income is recognized on the amortized cost (after deducting the ECL allowance)

(3)    This amount includes impact of the measurement of ECL due to changes made in PDs/LGDs/EADs and changes made to model assumptions and methodologies from the opening to the closing balance, the following table shows impact by stage:

December 31, 2018
		Stage 2		Stage 3
Stage 1		Lifetime ECL not		Lifetime ECL
12-month ECL		credit-impaired		credit-impaired		Total
Ps.	5,627	Ps.	(1,023)	Ps.	10	Ps.	4,614

Financial assets at fair value through other comprehensive income, category [member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Disclosure of Reconciliation of Loss Allowance [Table Text Block]

	December 31, 2018
			Stage 2
			Lifetime		Stage 3
	Stage 1		ECL not		Lifetime
	12-month		credit-		ECL credit-
	ECL		impaired		impaired		Total
Loss allowance balance as of December 31, 2017- IAS 39	Ps.	—	Ps.	—	Ps.	71,708	Ps.	71,708
IFRS 9 adoption (1)		18,665		31,714		5,819		56,198
Loss allowance as of January 1, 2018 – IFRS 9	Ps.	18,665	Ps.	31,714	Ps.	77,527	Ps.	127,906
Transfers:
Transfer from stage 1 to stage 2		(272)		272		—		—
Net remeasurement of loss allowance (3)		(2,361)		(28)		18,158		15,769
New financial assets originated or purchased		12,018		450		—		12,468
Financial assets that have been derecognized		(7,937)		(2,688)		(49,421)		(60,046)
Unwind of discount (2)		—		—		—		—
FX and other movements		644		2,260		16		2,920
Write-offs		—		—		—		—
Loss allowance as of December 31, 2018	Ps.	20,757	Ps.	31,980	Ps.	46,280	Ps.	99,017

(1)    Grupo Aval has initially adopted IFRS 15 and IFRS 9 as of January 1, 2018. According to the transition methods chosen, comparative information is not restated. See Notes 2 (2.5) (B).

(2)    The unwind of discount on Stage 3 financial assets is reported within "interest income" so that interest income is recognized on the amortized cost (after deducting the ECL allowance)

(3)    This amount includes impact of the measurement of ECL due to changes made in PDs/LGDs/EADs and changes made to model assumptions and methodologies from the opening to the closing balance, the following table shows impact by stage:

December 31, 2018
		Stage 2		Stage 3
Stage 1		Lifetime ECL not		Lifetime ECL
12-month ECL		credit-impaired		credit-impaired		Total
Ps.	198	Ps.	—	Ps.	—	Ps.	198

Financial assets at amortised cost, category [member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Disclosure of Detailed information on Credit Worthiness [Text Block]

	December 31, 2018								December 31,
	Stage 1		Stage 2		Stage 3		Total		2017 (1)
Investment grade
Sovereign (*)	Ps.	32,321	Ps.	—	Ps.	—	Ps.	32,321	Ps.	27,288
Other public entities (**)		2,931,172		—		—		2,931,172		2,839,286
Financial entities		9,123		—		—		9,123		8,635
Total investment grade	Ps.	2,972,616	Ps.	—	Ps.	—	Ps.	2,972,616	Ps.	2,875,209
Without grade or not available
Financial entities		—		—		—		—		23,830
Total without grade or not available	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	23,830
	Ps.	2,972,616	Ps.	—	Ps.	—	Ps.	2,972,616	Ps.	2,899,039

(*)    Sovereign credit rating is considered as the risk of the Treasury issuer or a similar agency (government debt portfolio).

(**)   Derived from operations with government entities; including public administrations in general (includes regional and local governments).

(1)	Grupo Aval has initially adopted IFRS 15 and IFRS 9 as of January 1, 2018. According to the transition methods chosen, comparative information is not restated. See Note 2 (2.5).

Disclosure of Reconciliation of Loss Allowance [Table Text Block]

	December 31, 2018
			Stage 2
			Lifetime		Stage 3
	Stage 1		ECL not		Lifetime
	12-month		credit-		ECL credit-
	ECL		impaired		impaired		Total
Loss allowance balance as of December 31, 2017 - IAS 39	Ps.	—	Ps.	—	Ps.	—	Ps.	—
IFRS 9 adoption (1)		672		—		—		672
Loss allowance as of January 1, 2018 – IFRS 9	Ps.	672	Ps.	—	Ps.	—	Ps.	672
Net remeasurement of loss allowance (3)		(90)		—		—		(90)
New financial assets originated or purchased		59		—		—		59
Financial assets that have been derecognized		(667)		—		—		(667)
Unwind of discount (2)		—		—		—		—
FX and other movements		97		—		—		97
Write-offs		—		—		—		—
Loss allowance as of December 31, 2018	Ps.	71	Ps.	—	Ps.	—	Ps.	71

(1)    Grupo Aval has initially adopted IFRS 15 and IFRS 9 as of January 1, 2018. According to the transition methods chosen, comparative information is not restated. See Notes 2 (2.5) (B).

(2)    The unwind of discount on Stage 3 financial assets is reported within "interest income" so that interest income is recognized on the amortized cost (after deducting the ECL allowance)

(3)    This amount includes impact of the measurement of ECL due to changes made in PDs/LGDs/EADs and changes made to model assumptions and methodologies from the opening to the closing balance, the following table shows impact by stage:

December 31, 2018
		Stage 2		Stage 3
Stage 1		Lifetime ECL not		Lifetime ECL
12-month ECL		credit-impaired		credit-impaired		Total
Ps.	3	Ps.	—	Ps.	—	Ps.	3

Other Accounts Receivable
Disclosure Of Financial Risk Management Explanatory [Line Items]
Disclosure of Reconciliation of Loss Allowance [Table Text Block]

General approach

	December 31, 2018
			Stage 2
			Lifetime		Stage 3
	Stage 1		ECL not		Lifetime
	12-month		credit-		ECL credit-
	ECL		impaired		impaired		Total
Loss allowance balance as of December 31, 2017 - IAS 39	Ps.	12,911	Ps.	5,909	Ps.	70,611	Ps.	89,431
IFRS 9 adoption (1)		4,021		3,751		1,797		9,569
Loss allowance as of January 1, 2018 – IFRS 9	Ps.	16,932	Ps.	9,660	Ps.	72,408	Ps.	99,000
Transfers stages		—		—		—		—
Net remeasurement of loss allowance		19,439		1,901		(6,081)		15,259
New financial assets originated or purchased		—		—		—		—
Financial assets that have been derecognized		—		—		—		—
Unwind of discount (2)		—		—		—		—
FX and other movements		(2)		—		—		(2)
Write-offs		(16,669)		—		—		(16,669)
Loss allowance as of December 31, 2018	Ps.	19,700	Ps.	11,561	Ps.	66,327	Ps.	97,588

(1)   Grupo Aval has initially adopted IFRS 15 and IFRS 9 as of January 1, 2018. According to the transition methods chosen, comparative information is not restated. See Notes 2 (2.5) (B).

(2)    The unwind of discount on Stage 3 financial assets is reported within "interest income" so that interest income is recognized on the amortized cost (after deducting the ECL allowance)

Simplified approach

	December 31, 2018
Balance as of December 31, 2017- IAS 39	Ps.	137,431
IFRS 9 adoption (1)		9,338
Loss allowance as of January 1, 2018 – IFRS 9	Ps.	146,769
Entity deconsolidation		6,731
Provision charged to profit or loss		65,230
Recovery for partial payments from the clients		(12,373)
Write-offs		(47,309)
Exchange gains (losses) in foreign currency		255
Loss allowance as of December 31, 2018	Ps.	159,303

(1)    Grupo Aval has initially adopted IFRS 15 and IFRS 9 as of January 1, 2018. According to the transition methods chosen, comparative information is not restated. See Notes 2 (2.5) (B)

Other Accounts Receivable | Financial assets at fair value through profit or loss, category [member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Disclosure of Detailed information on Credit Worthiness [Text Block]

e)Other accounts receivable at FVTPL

	December 31, 2018		December 31, 2017
Investment grade
Sovereign (*)	Ps.	2,488,414	Ps.	2,282,611
Total investment grade	Ps.	2,488,414	Ps.	2,282,611

(*)    Sovereign credit rating is considered as the risk of the Treasury issuer or a similar agency (government debt portfolio).

Loan Commitments and Financial Guarantee Contracts
Disclosure Of Financial Risk Management Explanatory [Line Items]
Disclosure of Reconciliation of Loss Allowance [Table Text Block]

	December 31, 2018
			Stage 2		Stage 3
			Lifetime		Lifetime
	Stage 1		ECL not		ECL
	12-month		credit-		credit-
	ECL		impaired		impaired		Total
Loss allowance balance as of December 31, 2017- IAS 39	Ps.	23,922	Ps.	1,719	Ps.	4,034	Ps.	29,675
IFRS 9 adoption (1)		13,381		3,085		(249)		16,217
Loss allowance as of January 1, 2018 – IFRS 9	Ps.	37,303	Ps.	4,804	Ps.	3,785	Ps.	45,892
Transfers:
Transfer from stage 1 to stage 2		(2,350)		2,350		—		—
Transfer from stage 1 to stage 3		(2,167)		—		2,167		—
Transfer from stage 2 to stage 3		—		(156)		156		—
Transfer from stage 3 to stage 2		—		13		(13)		—
Transfer from stage 2 to stage 1		1,816		(1,816)		—		—
Transfer from stage 3 to stage 1		26		—		(26)		—
Net remeasurement of loss allowance		2,732		11,071		(5,009)		8,794
New loan commitments and financial guarantees issued		3,186		(1,909)		3,295		4,572
FX and other movements		169		1		—		170
Loss allowance as of December 31, 2018	Ps.	40,715	Ps.	14,358	Ps.	4,355	Ps.	59,428

(1)    Grupo Aval has initially adopted IFRS 15 and IFRS 9 as of January 1, 2018. According to the transition methods chosen, comparative information is not restated. See Notes 2 (2.5) (B).